The Company and Liquidity (Additional Information) (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 03, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Date of incorporation	Nov. 30, 2014	Nov. 30, 2014
Common stock, shares issued | shares	8,022,463	8,016,516		271,371
Exchange Ratio	0.049688	0.049688
Cash and cash equivalents	$ 138,804	$ 166,150	$ 36,600	$ 36,333
Accumulated deficit	(202,562)	(183,005)		$ (101,833)
MS APA Asset [Member]
Initial Consideration Amount	500	500
MS APA Asset [Member] | Minimum [Member]
Future Milestone Payments	700	700
MS APA Asset [Member] | Maximum [Member]
Future Milestone Payments	$ 17,500	$ 17,500
Common Stock [Member] | Legacy Korro [Member]
Ownership	91.00%	91.00%
Common Stock [Member] | Legacy Korro [Member] | Accredited Investors [Member]
Common stock, shares issued | shares			42,176,255
Common Stock, Value, Subscriptions			$ 117,300
Sale of Stock, Price Per Share | $ / shares			$ 2.78
Common Stock [Member] | Frequency [Member]
Common stock, shares issued | shares	8,623,645	8,623,645	7,848,776
Ownership	9.00%	9.00%
Preferred Stock [Member]
Exchange Ratio	0.049688	0.049688
Preferred Stock [Member] | Minimum [Member]
Sale of Stock, Price Per Share | $ / shares		$ 111.9
Preferred Stock [Member] | Legacy Korro [Member]
Exchange Ratio			0.049688